STOCK-BASED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION PLAN
STOCK-BASED COMPENSATION PLAN

22. STOCK-BASED COMPENSATION PLAN

        Under our parent's Stock Incentive Plan, a plan approved by the Huntsman Corporation stockholders, our parent may grant non-qualified stock options, incentive stock options, stock appreciation rights, restricted stock, phantom stock, performance awards and other stock-based awards to our employees, directors and consultants and to employees and consultants of our subsidiaries, provided that incentive stock options may be granted solely to employees. The terms of the grants are fixed at the grant date. As of December 31, 2012, our parent was authorized to grant up to 32.6 million shares under the Stock Incentive Plan. As of December 31, 2012, our parent had 8 million shares remaining under the Stock Incentive Plan available for grant. Option awards have a maximum contractual term of 10 years and generally must have an exercise price at least equal to the market price of our parent's common stock on the date the option award is granted. Stock- based awards generally vest over a three-year period.

        The compensation cost from continuing operations under the Stock Incentive Plan for our Company was as follows (dollars in millions):

	Year ended December 31,
	2012	2011	2010
Compensation cost	26	22	24

        The total income tax benefit recognized in the statement of operations for stock-based compensation arrangements was $6 million, $6 million and $8 million for the years ended December 31, 2012, 2011 and 2010, respectively.

        The fair value of each stock option award is estimated on the date of grant using the Black-Scholes valuation model that uses the assumptions noted in the following table. Expected volatilities are based on the historical volatility of our parent's common stock through the grant date. The expected term of options granted was estimated based on the contractual term of the instruments and employees' expected exercise and post-vesting employment termination behavior. The risk-free rate for periods within the contractual life of the option was based on the U.S. Treasury yield curve in effect at the time of grant. The assumptions noted below represent the weighted averages of the assumptions utilized for all stock options granted during the year.

	Year ended December 31,
	2012	2011	2010
Dividend yield	3.0%	2.3%	3.0%
Expected volatility	65.3%	65.6%	69.0%
Risk-free interest rate	1.3%	2.8%	3.1%
Expected life of stock options granted during the period	6.6 years	6.6 years	6.6 years

STOCK OPTIONS

        A summary of stock option activity under the Stock Incentive Plan as of December 31, 2012 and changes during the year then ended is presented below:

Option Awards	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(years)	(in millions)
Outstanding at January 1, 2012	10,345	$13.83
Granted	1,363	13.41
Exercised	(902)	3.37
Forfeited	(289)	19.48

Outstanding at December 31, 2012	10,517	14.52	5.4	$42

Exercisable at December 31, 2012	8,390	14.56	4.5	39

        The weighted-average grant-date fair value of stock options granted during 2012, 2011 and 2010 was $6.36, $9.17 and $6.97 per option, respectively. As of December 31, 2012, there was $9 million of total unrecognized compensation cost related to nonvested stock option arrangements granted under the Stock Incentive Plan. That cost is expected to be recognized over a weighted-average period of approximately 1.4 years.

        During the years ended December 31, 2012, 2011 and 2010, the total intrinsic value of stock options exercised was $10 million, $19 million and $14 million, respectively.

NONVESTED SHARES

        Nonvested shares granted under the Stock Incentive Plan consist of restricted stock, which is accounted for as an equity award, and phantom stock, which is accounted for as a liability award because it can be settled in either stock or cash. A summary of the status of our nonvested shares as of December 31, 2011 and changes during the year then ended is presented below:

	Equity Awards			Liability Awards
	Shares		Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
	(in thousands)			(in thousands)
Nonvested at January 1, 2012	2,287		$9.92	1,100	$9.42
Granted	934		13.41	383	13.41
Vested	(1,402	)(1)	7.09	(760)	6.53
Forfeited	(30)		15.27	(85)	15.16

Nonvested at December 31, 2012	1,789		13.87	638	14.50

(1)
As of December 31, 2012, a total of 516,338 restricted stock units were vested, of which 72,161 vested during 2012. Only 176,327 of these shares have been reflected as vested shares in this table because, in accordance with the restricted stock unit agreements, shares of common stock are not issued for vested restricted stock units until termination of employment.

        As of December 31, 2012, there was $18 million of total unrecognized compensation cost related to nonvested share compensation arrangements granted under the Stock Incentive Plan. That cost is expected to be recognized over a weighted-average period of approximately 1.5 years. The value of share awards that vested during the years ended December 31, 2012, 2011 and 2010 was $21 million, $23 million and $18 million, respectively.